December 3, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       First Western Funds Trust
            File No. 333-180717

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that  (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registrant's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Vice President

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